Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Cash and cash equivalents

6.           Cash and cash equivalents

Cash and cash equivalents are composed as follows:

	December 31,
	2024		2023		2022

Cash	Ps.	1,655,065	Ps.	2,574,957	Ps.	3,335,384
Cash equivalents:
Fixed funds		1,300		1,299		1,036
	Ps.	1,656,365	Ps.	2,576,256	Ps.	3,336,420